Financial risk - Assets pledged as collateral (Details) - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018
Financial assets
Amount pledged to secure liabilities	$ 21,616	$ 18,804
Cash
Financial assets
Amount pledged to secure liabilities	5,912	4,754
Cash Deposit on Stock Borrowed
Financial assets
Amount pledged to secure liabilities	18	14
Securities (including certificates of deposit)
Financial assets
Amount pledged to secure liabilities	1,932	1,544
Securities pledged under repurchase agreements
Financial assets
Amount pledged to secure liabilities	13,754	12,492
Parent Entity
Financial assets
Amount pledged to secure liabilities	21,459	18,740
Parent Entity | Cash
Financial assets
Amount pledged to secure liabilities	5,755	4,690
Parent Entity | Cash Deposit on Stock Borrowed
Financial assets
Amount pledged to secure liabilities	18	14
Parent Entity | Securities (including certificates of deposit)
Financial assets
Amount pledged to secure liabilities	1,932	1,544
Parent Entity | Securities pledged under repurchase agreements
Financial assets
Amount pledged to secure liabilities	$ 13,754	$ 12,492